Merger with Converted Organics, Inc. (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed

Assets acquired and liabilities assumed in the Merger had the following estimated fair values (in thousands):

Cash and cash equivalents	$63
Accounts receivable	202
Inventory	128
Note receivable	517
Other current assets	65
Property and equipment	928
Intangible asset – customer relationships	1,453
Goodwill	306
Accounts payable and accrued liabilities	(878)
Deferred tax liability	(43)

Fair value of shares issued as acquisition consideration	$2,741

Pro Forma Information from Operation

The unaudited pro forma results do not reflect operating efficiencies or potential cost savings which may be implemented after the Merger.

	For the Years Ended December 31,
	2013	2012
	(In thousands, except per share data)
Revenue	1,411	$1,521

Net (loss) income	(7,048)	$54,066

Net (loss) income per common share:
Basic and diluted	$(0.31)	$2.41

Weighted average shares outstanding:
Basic and diluted	22,469,562	22,389,609